Investments (Tables)	6 Months Ended
Jun. 30, 2026
Investments [Abstract]
Schedule of investments

The following tables outline changes in investments during the period ended June 30, 2026:

			Balance at December 31, 2025	Additions	Disposals	Change in fair value through profit or loss	Effects of foreign exchange	Balance at June 30, 2026
Entity	Instrument	Note	$	$	$	$	$	$
A2ZCryptoCap Inc.	Shares	(i)	3,794	-	-	1,273	-	5,067
Royal Bank of Canada	GIC	(ii)	21,889	-	-	-	(777)	21,112
Gamestop	Shares	(iii)	40,158	-	-	4,002	-	44,160
Genius Group Ltd	Shares	(iv)	21,906	-	(12,407)	(9,499)	-	-
JZR Gold	Warrants	(v)	371,333	-	-	(267,833)	-	103,500
SLV	Shares	(vi)	-	50,855	-	(13,986)	-	36,869
			459,080	50,855	(12,407)	(286,043)	(777)	210,708
							Current	210,708
								-
							Non-current	210,708

Schedule of fair value of warrants option pricing model assumptions

The fair value of the warrants was determined using the Black-Scholes option pricing model and the following assumptions as at the following dates:

	July 22, 2025	December 31, 2025	June 30, 2026
Share price (CDN)	$0.460	$0.465	$0.255
Exercise price	$0.29	$0.29	$0.28
Expected dividend yield	-	-	-
Risk free interest rate	2.78%	2.55%	2.71%
Expected life	2.00	1.56	1.06
Expected volatility	135.64%	140.17%	117.71%